RELATED PARTY TRANSACTIONS - Narrative (Details)	1 Months Ended	3 Months Ended			6 Months Ended
	Aug. 01, 2025 USD ($) MW	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense		$ 32,000,000		$ 13,000,000	$ 112,000,000	$ 27,000,000
Financial instrument liabilities		2,760,000,000			2,760,000,000		$ 2,790,000,000
Other long-term liabilities		2,159,000,000			2,159,000,000		2,076,000,000
Due to related parties		7,130,000,000			7,130,000,000		4,855,000,000
Investment tax credits		0		0	19,000,000	0
Isagen S.A. E.S.P.
Disclosure of transactions between related parties [line items]
Ownership percentage	15.00%
Isagen S.A. E.S.P. | Major business combination
Disclosure of transactions between related parties [line items]
Ownership percentage	15.00%
Consideration transferred, acquisition-date fair value	$ 1,000,000,000
52 MW Utility-Scale Solar Asset
Disclosure of transactions between related parties [line items]
Utility-scale solar power capacity (in MW) | MW			52
Proceeds from sale			$ 2,000,000
450 MW United States Hydroelectric Assets
Disclosure of transactions between related parties [line items]
Portion of ownership interest sold	50.00%
450 MW United States Hydroelectric Assets | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds from sale	$ 250,000,000
Hydro power capacity (in MW) | MW	450
450 MW United States Hydroelectirc Asset, Interest Two
Disclosure of transactions between related parties [line items]
Portion of ownership interest sold	25.00%
450 MW United States Hydroelectirc Asset, Interest One
Disclosure of transactions between related parties [line items]
Portion of ownership interest sold	25.00%
Brookfield Renewable and Institutional Partners | 52 MW Utility-Scale Solar Asset
Disclosure of transactions between related parties [line items]
Proceeds from sale			$ 19,000,000
Brookfield Renewable and Institutional Partners | 450 MW United States Hydroelectric Assets | Other disposals of assets
Disclosure of transactions between related parties [line items]
Proceeds from sale	$ 522,000,000
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Corporate borrowings		7,000,000			7,000,000		7,000,000
Financial instrument liabilities		27,000,000			27,000,000		1,000,000
Other long-term liabilities		11,000,000			11,000,000		10,000,000
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Due to related parties		359,000,000			359,000,000		348,000,000
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings		400,000,000			400,000,000
Proceeds from non-current borrowings					0
Funds placed on deposit		0			0		0
Interest expense		0		$ 0	0	$ 0
Subscription Facility | Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings		68,000,000			68,000,000		$ 65,000,000
Preferred Equity Structure | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Carrying value		100,000,000			100,000,000
Financial instrument liabilities		$ 14,000,000			$ 14,000,000